Accumulated Other Comprehensive Income (Loss) - Reclassification Adjustments From AOCI (Details 2) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income to investment revenues, before taxes	$ 22,000,000		$ 11,000,000							$ 66,000,000	$ 44,000,000	$ 52,000,000	$ 39,000,000	$ 35,000,000
Provision for (benefit from) income taxes	8,000,000	$ (148,000,000)	2,000,000	$ (8,000,000)	$ 7,000,000	$ (13,000,000)	$ 235,000,000	$ 44,000,000	$ 31,000,000	111,000,000	1,000,000	0	0	(16,000,000)
Reclassification from accumulated other comprehensive income (loss) to other revenues	158,000,000	103,000,000	51,000,000	56,000,000	51,000,000	(27,000,000)	686,000,000	92,000,000	81,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Net income	25,000,000	$ (192,000,000)	20,000,000	$ 19,000,000	$ 31,000,000	$ (25,000,000)	$ 462,000,000	$ 103,000,000	$ 68,000,000	216,000,000	75,000,000
Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income										28,000,000	98,000,000	98,000,000	103,000,000	113,000,000
Retained Earnings [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income										188,000,000	(23,000,000)	(23,000,000)	505,000,000	(19,000,000)
Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income										188,000,000	(23,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	7,000,000		2,000,000							11,000,000	9,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income to investment revenues, before taxes	3,000,000		4,000,000							9,000,000	14,000,000	12,000,000	8,000,000	3,000,000
Provision for (benefit from) income taxes	(1,000,000)		(2,000,000)							(3,000,000)	(5,000,000)	$ 4,000,000	$ 3,000,000	$ 1,000,000
Net income	2,000,000		2,000,000							6,000,000	9,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to other revenues	$ 5,000,000		$ 0							$ 5,000,000	$ 0